Other assets	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
Other assets
7 .	Other assets
Other assets consist of the following:

	As of December 31,
	2019	2020
Prepayments and other current assets
Prepayments for insurance expenses	—	2,357,106
Value-added tax recoverable	411,411	—
Others	24,781	62,146

	436,192	2,419,252

Non-current
Prepayments for property, equipment and others	60,724	—